UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Steven Zell
Title: Director of Operations
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Steven Zell      NewYork NY	 Aug 10, 2006

Report Type (Check only one.):
[X]13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ]13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 37
Form 13F Information Table Value Total: $184,398,394

List of Other Included Managers: N/A

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
FORM 13F INFORMATION TABLE

                                                       VALUE      SHARES/    SH/   PUT/   INVSMNT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP      (x$100)    PRN AMT     PRN   CALL   DSCRETN  MANAGERS  SOLE  SHARED  NONE

3M CO                     COM          88579Y101  86,519     107,118           SH         SOLE                     107,118
ALLTEL CORP               COM          020039103   2,145     3,361             SH         SOLE                     3,361
AT&T INC                  COM          00206R102   7,820     28,039            SH         SOLE                     28,039
BAUSCH & LOMB INC         COM          071707103 102,500     209,013           SH         SOLE                     209,013
BAXTER INTERNATIONAL INC  COM          071813109  49,399     134,383           SH         SOLE                     134,383
BLOCK H & R INC           COM          093671105   3,340     14,000            SH         SOLE                     14,000
BOEING COMPANY            COM          097023105 100,176     122,300           SH         SOLE                     122,300
CHESAPEAKE ENERGY CORP #  COM          165167107 103,633     342,587           SH         SOLE                     342,587
CHEVRON CORP COM          COM          166764100   2,115     3,408             SH         SOLE                     3,408
CONOCOPHILLIPS            COM          20825C104   2,788     4,255             SH         SOLE                     4,255
CONSECO INC NEW           COM NEW      208464883  31,782     137,586           SH         SOLE                     137,586
CYPRESS SEMICONDUCTOR COR COM          232806109  74,202     510,327           SH         SOLE                     510,327
DISNEY WALT  CO           COM DISNEY   254687106  99,275     330,917           SH         SOLE                     330,917
EARTHLINK INC             COM          270321102  16,372     189,055           SH         SOLE                     189,055
EMBARQ CORP               COM          29078E105   3,932     9,593             SH         SOLE                     9,593
EXXON MOBIL CORP COM      COM          30231G102   6,455     10,522            SH         SOLE                     10,522
FEDERAL NATL MTG ASSN     COM          313400301  75,762     132,892           SH         SOLE                     132,892
GENERAL MOTORS CORP       COM          370442105  66,676     223,821           SH         SOLE                     223,821
GENERAL MTRS CORP CONV DEB SR CONV B   370442733   9,728     51900             SH         SOLE                     51,900
JOHNSON & JOHNSON         COM          478160104   3,164     5,281             SH         SOLE                     5,281
MAUI LD & PINEAPPLE INC   COM          577345101  36,392     96,275            SH         SOLE                     96,275
NATIONAL OILWELL VARCO IN COM          637071101  44,874     70,869            SH         SOLE                     70,869
NCR CORP NEW              COM          62886E108  40,517     110,582           SH         SOLE                     110,582
PFIZER INC                COM          717081103  71,976     306,673           SH         SOLE                     306,673
QUALCOMM INC              COM          747525103  18,851     47,044            SH         SOLE                     47,044
QUESTAR CORP              COM          748356102  74,939     93,103            SH         SOLE                     93,103
ROWAN COMPANIES INC       COM          779382100  93,159     261,757           SH         SOLE                     261,757
SABRE HOLDINGS CORP       CL A         785905100  49,000     222,725           SH         SOLE                     222,725
SCHERING PLOUGH CORP      COM          806605101  66,798     351,016           SH         SOLE                     351,016
SONY CORP ADR NEW         ADR NEW      835699307  91,845     208,548           SH         SOLE                     208,548
SPRINT NEXTEL CORP        COM FON      852061100  39,078     195,489           SH         SOLE                     195,489
SUN MICROSYSTEMS INC      COM          866810104  83,596     2,014,351         SH         SOLE                     2,014,351
UNION PAC CORP            COM          907818108  23,096     24,845            SH         SOLE                     24,845
VERIZON COMMUNICATIONS    COM          92343V104  26,186     78,189            SH         SOLE                     78,189
WACHOVIA CORP (2ND NEW)   COM          929903102  94,748     175,200           SH         SOLE                     175,200
WASHINGTON MUTUAL INC     COM          939322103  84,176     184,677           SH         SOLE                     184,677
WILLIAMS COMPANIES INC    COM          969457100  56,969     243,875           SH         SOLE                     243,875

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